Capital Stock (Activity In Stock Option Plans) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-average remaining contractual life of exercisable options, in years	4 years 8 months 15 days
Weighted-average remaining contractual life of options that are vested and expected to vest, in years	6 years 1 month 3 days
Employee Stock Option [Member]
Stock Option Plans [Roll Forward]
Outstanding options, beginning of year	24,097,393
Granted options	2,334,583
Cancelled options	(9,087,473)
Exercised options	(9,615,848)
Outstanding options, end of year	7,728,655
Exercisable options, end of year	3,168,122	[1]
Vested and expected to vest options, end of year	6,424,628	[2]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding weighted-average exercise price, beginning of year	$ 25.92
Granted weighted-average exercise price	$ 24.68
Canceled weighted-average exercise price	$ 30.03
Exercised weighted-average exercise price	$ 25.02
Outstanding weighted-average exercise price, end of year	$ 21.85
Exercisable weighted-average exercise price, end of year	$ 21.57	[1]
Vested and expected to vest weighted average exercise price, end of year	$ 21.69	[2]
Outstanding aggregate intrinsic value, beginning of year	$ 0.9
Outstanding aggregate intrinsic value, end of year	82.3
Exercisable aggregate intrinsic value, end of year	34.6	[1]
Vested and expected to vest aggregate intrinsic value, end of year	$ 69.5	[2]

[1]	The remaining weighted-average contractual life of these options is 4.7 years
[2]	The remaining weighted-average contractual life of these options is 6.1 years